Financial Instruments - Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,463.3
Pre-fixed percentage	96.56%
Post-fixed amount	$ 87.7
Post-fixed percentage	3.44%
Total amount	$ 2,551.0
Total percentage	100.00%
Pre-fixed amount	$ 2,331.7
Pre-fixed percentage	93.60%
Post-fixed amount	$ 159.4
Post-fixed percentage	6.40%
Total amount	$ 2,491.1	$ 2,886.4
Total percentage	100.00%